Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.95%)
Past 5 years	(0.08%)
Past 10 years	2.58%
Fidelity Advisor Managed Retirement Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.12%)
Past 5 years	(1.16%)
Past 10 years	1.59%
Fidelity Advisor Managed Retirement Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.81%)
Past 5 years	(0.36%)
Past 10 years	1.73%
Fidelity Advisor Managed Retirement Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	1.36%
Past 10 years	3.45%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNC
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	3.73%